Condensed Financial Information of Global-Tech - Additional Information (Detail) (PRC Subsidiaries [Member])	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Condensed Financial Information [Line Items]
Net assets of PRC subsidiaries	$ 58,607,593	364,074,602